UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5586

                     Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
MUNICIPAL BONDS AND NOTES--133.4%
CALIFORNIA--126.5%
$  2,675,000   Adelanto, CA Elementary School District Community
                  Facilities District No. 1(1)                        5.250%    09/01/2026   $    1,864,796
   7,310,000   Adelanto, CA Elementary School District Community
                  Facilities District No. 1(1)                        5.350     09/01/2036        4,762,757
   2,110,000   Adelanto, CA Elementary School District Community
                  Facilities District No. 1(1)                        5.400     09/01/2036        1,385,743
      55,000   Adelanto, CA Improvement Agency, Series B(1)           5.500     12/01/2023           55,003
      50,000   Adelanto, CA Public Financing Authority, Series
                  B(1)                                                6.300     09/01/2028           42,998
   5,025,000   Agua Mansa, CA Industrial Growth Assoc. Special
                  Tax(1)                                              6.500     09/01/2033        4,316,927
      25,000   Alvord, CA Unified School District Community
                  Facilities District(1)                              5.875     09/01/2034           22,265
     100,000   Alvord, CA Unified School District Community
                  Facilities District Special Tax(1)                  4.500     09/01/2017           82,280
     150,000   Arcadia, CA Hospital (Methodist Hospital of
                  Southern California)(1)                             6.625     11/15/2022          143,471
     500,000   Arvin, CA Community Redevel. Agency(1)                 5.000     09/01/2025          367,330
   2,435,000   Arvin, CA Community Redevel. Agency(1)                 5.125     09/01/2035        1,658,381
     600,000   Arvin, CA Community Redevel. Agency Tax
                  Allocation(1)                                       6.500     09/01/2038          490,212
     985,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1(1)                                5.000     09/01/2021          718,035
   2,730,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1(1)                                5.000     09/01/2027        1,809,608
   9,780,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1(1)                                5.000     09/01/2037        5,901,448
   1,000,000   Bakersfield, CA Improvement Bond Act 1915(1)           5.000     09/02/2027          740,930
   1,125,000   Bakersfield, CA Improvement Bond Act 1915(1)           5.125     09/02/2026          855,371
     465,000   Bakersfield, CA Improvement Bond Act 1915(1)           5.350     09/02/2022          380,821
   2,260,000   Bakersfield, CA Improvement Bond Act 1915(1)           5.400     09/02/2025        1,793,694
   3,835,000   Bakersfield, CA Improvement Bond Act 1915(1)           7.375     09/02/2028        3,334,187
   3,700,000   Beaumont, CA Financing Authority, Series A(1)          5.350     09/01/2036        2,518,294
   1,500,000   Beaumont, CA Financing Authority, Series A(1)          5.750     09/01/2034        1,133,550
   1,050,000   Beaumont, CA Financing Authority, Series A(1)          6.875     09/01/2036          886,536
     685,000   Beaumont, CA Financing Authority, Series B(1)          5.000     09/01/2027          494,563
   3,170,000   Beaumont, CA Financing Authority, Series B(1)          5.050     09/01/2037        2,114,770
     960,000   Beaumont, CA Financing Authority, Series B(1)          5.350     09/01/2028          719,770
   1,430,000   Beaumont, CA Financing Authority, Series B(1)          5.400     09/01/2035        1,019,318
   5,000,000   Beaumont, CA Financing Authority, Series B(1)          6.000     09/01/2034        3,914,100
   1,525,000   Beaumont, CA Financing Authority, Series B(1)          6.000     09/01/2034        1,193,801
   2,340,000   Beaumont, CA Financing Authority, Series C(1)          5.500     09/01/2035        1,693,598
   2,925,000   Beaumont, CA Financing Authority, Series D(1)          5.800     09/01/2035        2,218,291
   5,245,000   Beaumont, CA Financing Authority, Series E(1)          6.250     09/01/2038        4,222,330
     500,000   Blythe, CA Community Facilities District Special
                  Tax (Hidden Beaches)(1)                             5.300     09/01/2035          354,270


                    1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     30,000   Blythe, CA Redevel. Agency (Redevel. Project No. 1     5.650%    05/01/2029   $       23,282
                  Tax Allocation)(1)
   7,605,000   Brentwood, CA Infrastructure Financing Authority(1)    5.200     09/02/2036        5,280,152
      30,000   Brentwood, CA Infrastructure Financing Authority
                  (Water & Sewer)(1)                                  5.625     07/01/2026           29,585
      25,000   Buena Park, CA Special Tax (Park Mall)(1)              6.100     09/01/2028           20,699
      60,000   Butte County, CA Hsg. Authority (Affordable Hsg.
                  Pool)(1)                                            7.000     10/01/2020           53,209
   3,025,000   CA ABAG Finance Authority for NonProfit
                  Corporations (Channing House)(1)                    5.500     02/15/2029        2,433,855
      65,000   CA ABAG Finance Authority for NonProfit
                  Corporations (Redding Assisted Living Corp.)(1)     5.250     11/15/2031           42,821
   7,500,000   CA ABAG Finance Authority for Nonprofit
                  Corporations (The Jackson Lab)(1)                   5.750     07/01/2037        6,156,600
      90,000   CA ABAG Finance Authority for NonProfit
                  Corporations COP(1)                                 6.000     08/15/2020           88,796
     450,000   CA ABAG Finance Authority for NonProfit
                  Corporations COP (American Baptist Homes
               of the West)(1)                                        5.750     10/01/2017          422,910
     240,000   CA ABAG Finance Authority for NonProfit
                  Corporations COP (American Baptist Homes
               of the West)(1)                                        6.200     10/01/2027          212,016
     450,000   CA ABAG Finance Authority for NonProfit
                  Corporations COP (Lytton Gardens)(1)                6.000     02/15/2019          450,257
      10,000   CA ABAG Finance Authority for NonProfit
                  Corporations COP (Merced Family Health
                  Centers)(1)                                         5.950     01/01/2024            9,729
      25,000   CA ABAG Finance Authority for NonProfit
                  Corporations COP (Palo Alto Gardens
                  Apartments)(1)                                      5.350     10/01/2029           20,061
   4,300,000   CA ABAG Finance Authority for NonProfit
                  Corporations COP (Redwood Senior Homes
               & Services)(1)                                         6.125     11/15/2032        3,761,812
     235,000   CA ABAG Improvement Bond Act 1915 (Windemere
                  Ranch)(1)                                           6.150     09/02/2029          271,552
      75,000   CA Affordable Hsg. Agency (Merced County Hsg.
                  Authority)(1)                                       6.000     01/01/2023           62,747
   2,025,000   CA Aztec Shops Auxiliary Organization (San Diego
                  State University)(1)                                6.000     09/01/2031        1,706,751
  10,530,000   CA County Tobacco Securitization Agency(1)             5.000     06/01/2047        6,036,954
  39,700,000   CA County Tobacco Securitization Agency                5.750(2)  06/01/2057          324,746
  18,355,000   CA County Tobacco Securitization Agency                5.820(2)  06/01/2033        1,698,572
  43,500,000   CA County Tobacco Securitization Agency                5.890(2)  06/01/2046        1,143,615
  45,600,000   CA County Tobacco Securitization Agency                6.125(2)  06/01/2057          331,056
  20,000,000   CA County Tobacco Securitization Agency                6.300(2)  06/01/2055          177,800
  82,110,000   CA County Tobacco Securitization Agency                6.423(2)  06/01/2046        2,158,672
  51,500,000   CA County Tobacco Securitization Agency                6.700(2)  06/01/2057          294,065
  55,250,000   CA County Tobacco Securitization Agency                6.901(2)  06/01/2057          315,478
  71,700,000   CA County Tobacco Securitization Agency                7.000(2)  06/01/2055          637,413


                    2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$347,900,000   CA County Tobacco Securitization Agency                7.550%(2) 06/01/2055   $    2,456,174
 173,750,000   CA County Tobacco Securitization Agency                7.553(2)  06/01/2055        1,226,675
 409,500,000   CA County Tobacco Securitization Agency                8.251(2)  06/01/2055        2,891,070
   5,000,000   CA County Tobacco Securitization Agency (TASC)(1)      0.000(3)  06/01/2036        2,740,300
  28,225,000   CA County Tobacco Securitization Agency (TASC)(1)      0.000(3)  06/01/2041       15,235,291
  28,270,000   CA County Tobacco Securitization Agency (TASC)(1)      0.000(3)  06/01/2046       15,171,378
  19,815,000   CA County Tobacco Securitization Agency (TASC)(1)      5.125     06/01/2038       12,116,873
   3,725,000   CA County Tobacco Securitization Agency (TASC)(1)      5.125     06/01/2038        2,277,838
  11,435,000   CA County Tobacco Securitization Agency (TASC)(1)      5.250     06/01/2045        6,894,962
   5,815,000   CA County Tobacco Securitization Agency (TASC)(1)      5.250     06/01/2045        3,506,271
   6,000,000   CA County Tobacco Securitization Agency (TASC)(1)      5.250     06/01/2046        3,609,360
   4,375,000   CA County Tobacco Securitization Agency (TASC)(1)      5.750     06/01/2029        3,558,538
   6,230,000   CA County Tobacco Securitization Agency (TASC)(1)      5.875     06/01/2027        5,150,216
   9,125,000   CA County Tobacco Securitization Agency (TASC)(1)      5.875     06/01/2035        6,723,118
   1,250,000   CA County Tobacco Securitization Agency (TASC)(1)      5.875     06/01/2043          900,738
  10,545,000   CA County Tobacco Securitization Agency (TASC)(1)      6.000     06/01/2035        7,909,172
  21,960,000   CA County Tobacco Securitization Agency (TASC)(4)      6.000     06/01/2042       16,173,829
   3,825,000   CA County Tobacco Securitization Agency (TASC)(1)      6.125     06/01/2038        2,894,416
      50,000   CA County Tobacco Securitization Agency (TASC)(1)      6.125     06/01/2043           37,438
  86,970,000   CA County Tobacco Securitization Agency (TASC)         6.375(2)  06/01/2046        2,090,759
  65,800,000   CA County Tobacco Securitization Agency (TASC)         6.600(2)  06/01/2046        1,456,812
   9,975,000   CA Dept. of Veterans Affairs Home Purchase(4)          5.000     12/01/2027        8,227,652
      15,000   CA Dept. of Water Resources (Center Valley)(1)         5.000     12/01/2029           14,506
      10,000   CA Dept. of Water Resources (Center Valley)(1)         5.400     07/01/2012           10,021
   2,500,000   CA Enterprise Devel. Authority (Anheuser-Busch
                  Companies)(1)                                       5.300     09/01/2047        1,774,975
  10,000,000   CA Foothill Eastern Transportation Corridor Agency
                  Toll Road(1)                                        5.877(2)  01/15/2030        1,811,900
      10,000   CA GO(1)                                               5.000     10/01/2023            9,623
       5,000   CA GO(1)                                               5.125     02/01/2027            4,747
      20,000   CA GO(1)                                               5.125     03/01/2031           18,485
       5,000   CA GO(1)                                               5.125     06/01/2031            4,619
       5,000   CA GO(1)                                               5.500     10/01/2022            5,004
      60,000   CA GO(1)                                               6.250     10/01/2019           60,275
     200,000   CA GO(1)                                               6.250     10/01/2019          202,830
  88,410,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(1)                                           0.000(3)  06/01/2037       35,982,870
   5,150,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(1)                                           5.000     06/01/2045        3,719,588
 131,030,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(1, 5)                                        5.125     06/01/2047       77,373,215
 205,940,000   CA Golden State Tobacco Securitization Corp. (TASC)    6.902(2)  06/01/2047        4,913,728
     475,000   CA Health Facilities Financing Authority (Hospital
                  of the Good Samaritan)(1)                           7.000     09/01/2021          401,874


                    3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,575,000   CA Health Facilities Financing Authority (Pomona       5.625%    07/01/2019   $    1,491,415
                  Valley Hospital Medical Center)(1)
      80,000   CA Health Facilities Financing Authority (Sutter
                  Health)(1)                                          5.350     08/15/2028           72,301
  10,000,000   CA HFA (Home Mtg.)(4)                                  5.050     02/01/2029        7,982,800
  16,250,000   CA HFA (Home Mtg.)(4)                                  5.500     02/01/2042       14,678,544
  10,000,000   CA HFA (Home Mtg.)(4)                                  5.600     08/01/2038        8,120,050
  22,580,000   CA HFA (Home Mtg.)(4)                                  5.950     08/01/2025       20,548,933
      25,000   CA HFA (Multifamily Hsg.)(1)                           5.375     08/01/2028           21,061
     205,000   CA HFA (Multifamily Hsg.)(1)                           5.950     08/01/2028          184,957
     380,000   CA HFA (Multifamily Hsg.), Series A(1)                 5.900     02/01/2028          341,289
      95,000   CA HFA (Multifamily Hsg.), Series B(1)                 5.500     08/01/2039           75,593
      30,000   CA HFA, Series A(1)                                    5.600     08/01/2011           30,028
     215,000   CA HFA, Series B-1(1)                                  5.600     08/01/2017          210,259
  10,025,000   CA HFA, Series C(4)                                    5.750     08/01/2030        9,162,635
  15,505,000   CA Home Mtg. Finance Authority (Homebuyers Fund)(4)    5.800     08/01/2043       14,545,310
   4,940,000   CA Home Mtg. Finance Authority (Homebuyers Fund)(1)    6.000     02/01/2033        4,842,435
   5,390,000   CA Home Mtg. Finance Authority (Homebuyers Fund)(1)    6.000     02/01/2049        4,536,979
   4,505,000   CA Home Mtg. Finance Authority (Homebuyers Fund)(1)    6.100     02/01/2046        4,106,082
      40,000   CA Independent Cities Lease Finance Authority
                  (Caritas Affordable Hsg.)(1)                        5.375     08/15/2040           27,285
   4,000,000   CA Independent Cities Lease Finance Authority
                  (Caritas)(1)                                        5.200     08/15/2045        2,677,640
     130,000   CA Independent Cities Lease Finance Authority (El
                  Granada Mobile Home Park)(1)                        6.000     05/15/2034          102,228
     500,000   CA Independent Cities Lease Finance Authority (San
                  Juan Mobile Estates)(1)                             5.450     05/15/2026          380,100
   6,430,000   CA Infrastructure and Economic Devel. (Copia: The
                  American Center for Wine, Food and the Arts)(1)     5.000     12/01/2032        2,706,837
   4,885,000   CA Infrastructure and Economic Devel. (Copia: The
                  American Center for Wine, Food and the Arts)        5.530(2)  12/01/2026          577,114
   3,620,000   CA Infrastructure and Economic Devel. (Copia: The
                  American Center for Wine, Food and the Arts)        5.550(2)  12/01/2027          406,852
  25,250,000   CA Infrastructure and Economic Devel. (Copia: The
                  American Center for Wine, Food and the Arts)        5.624(2)  12/01/2032        2,051,310
   1,635,000   CA Infrastructure and Economic Devel. (Copia: The
                  American Center for Wine, Food and the Arts)        5.660(2)  12/01/2037          104,019
     110,000   CA Lee Lake Water District Community Facilities
                  District No. 1 (Sycamore Creek)(1)                  6.000     09/01/2033           86,308
      65,000   CA M-S-R Public Power Agency (San Juan)(1)             6.000     07/01/2022           65,438
      10,000   CA Mobilehome Park Financing Authority (Palomar
                  Estates East & West)(1)                             5.100     09/15/2023            7,650
   2,100,000   CA Municipal Finance Authority (ECHS/AHEF/HK-8CS
                  Obligated Group)(1)                                 5.250     06/01/2036        1,413,342


                    4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,500,000   CA Municipal Finance Authority (OCEAA)(1)              7.000%    10/01/2039   $    1,240,065
     120,000   CA Pollution Control Financing Authority
                  (Browning-Ferris Industries)(1)                     5.800     12/01/2016           95,612
   1,005,000   CA Pollution Control Financing Authority
                  (Sacramento Biosolids Facility)(1)                  5.500     12/01/2024          758,283
     185,000   CA Pollution Control Financing Authority (San
                  Diego Gas & Electric Company)(1)                    5.850     06/01/2021          170,533
   1,015,000   CA Pollution Control Financing Authority (San
                  Diego Gas & Electric Company)(1)                    5.850     06/01/2021          935,627
   5,000,000   CA Port of Oakland, Series K(4)                        5.750     11/01/2015        4,882,967
   5,000,000   CA Port of Oakland, Series K(4)                        5.875     11/01/2017        4,818,665
  20,500,000   CA Port of Oakland, Series L(4)                        5.000     11/01/2032       15,423,286
      50,000   CA Public Works (Dept. of General Services)(1)         5.000     12/01/2027           45,097
     440,000   CA Public Works (State Universities)(1)                5.500     12/01/2018          440,163
     115,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.400     08/01/2035          101,631
   4,270,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.400     12/01/2036        3,769,172
   9,490,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.400     06/01/2048        8,414,498
   4,740,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.450     02/01/2048        4,109,722
  23,190,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(4)                                     5.500     02/01/2043       21,130,251
   3,900,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.500     08/01/2047        3,036,033
     485,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.500     08/01/2047          401,367
  13,900,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(4)                                     5.650     02/01/2049       10,858,144
   8,890,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.700     02/01/2033        8,640,102
   6,450,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.700     08/01/2044        5,526,425
   5,765,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.750     02/01/2044        5,520,737
   4,505,000   CA Rural Home Mtg. Finance Authority (Single
                  Family Mtg.)(1)                                     5.750     02/01/2046        3,767,622
  34,000,000   CA Silicon Valley Tobacco Securitization Authority     5.621(2)  06/01/2036        2,353,140
  21,465,000   CA Silicon Valley Tobacco Securitization Authority     5.680(2)  06/01/2041          915,482
  17,650,000   CA Silicon Valley Tobacco Securitization Authority     5.850(2)  06/01/2047          405,950
 165,000,000   CA Silicon Valley Tobacco Securitization Authority     6.300(2)  06/01/2056        1,324,950
 100,000,000   CA Silicon Valley Tobacco Securitization Authority     6.850(2)  06/01/2056          635,000
     100,000   CA Statewide CDA(1)                                    5.000     09/02/2018           84,234
     145,000   CA Statewide CDA(1)                                    5.000     09/02/2019          120,402
     245,000   CA Statewide CDA(1)                                    5.125     09/02/2020          201,694
   2,950,000   CA Statewide CDA(1)                                    5.125     09/02/2025        2,219,226


                    5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  8,495,000   CA Statewide CDA(1)                                    5.200%    09/02/2036   $    5,841,672
     100,000   CA Statewide CDA                                       6.527(2)  09/01/2028           17,647
      75,000   CA Statewide CDA(1)                                    6.625     09/01/2027           66,285
      50,000   CA Statewide CDA(1)                                    6.750     09/01/2037           40,655
     100,000   CA Statewide CDA                                       6.773(2)  09/01/2034           10,237
      15,000   CA Statewide CDA(1)                                    7.000     07/01/2022           14,487
   4,950,000   CA Statewide CDA (Bentley School)(1)                   6.750     07/01/2032        4,122,162
   5,290,000   CA Statewide CDA (Berkeley Montessori School)(1)       7.250     10/01/2033        4,726,192
     820,000   CA Statewide CDA (Citrus Gardens Apartments)(1)        6.500     07/01/2032          675,992
   1,385,000   CA Statewide CDA (Citrus Gardens Apartments)(1)        9.000     07/01/2032        1,151,794
   1,350,000   CA Statewide CDA (East Tabor Apartments)(1)            6.850     08/20/2036        1,383,251
      50,000   CA Statewide CDA (Eastfield Ming Quong)(1)             5.500     06/01/2012           50,041
   5,000,000   CA Statewide CDA (Fairfield
                  Apartments)(1, 6, 7)                                7.250     01/01/2035        2,077,500
      60,000   CA Statewide CDA (GP Steinbeck)                        5.492(2)  03/20/2022           23,611
   1,000,000   CA Statewide CDA (Huntington Park Charter
                  School)(1)                                          5.250     07/01/2042          644,530
   1,145,000   CA Statewide CDA (International School
                  Peninsula)(1)                                       5.000     11/01/2025          826,266
   1,000,000   CA Statewide CDA (International School
                  Peninsula)(1)                                       5.000     11/01/2029          684,190
   5,000,000   CA Statewide CDA (John F. Kennedy University)(1)       6.750     10/01/2033        4,062,400
   2,750,000   CA Statewide CDA (Live Oak School)(1)                  6.750     10/01/2030        2,323,805
   6,000,000   CA Statewide CDA (Marin Montessori School)(1)          7.000     10/01/2033        5,222,880
  16,000,000   CA Statewide CDA (Microgy Holdings)(1)                 9.000     12/01/2038       13,997,760
   6,240,000   CA Statewide CDA (Mountain Shadows Community)(1)       5.000     07/01/2031        3,793,670
   1,400,000   CA Statewide CDA (Napa Valley Hospice)(1)              7.000     01/01/2034        1,140,216
   1,650,000   CA Statewide CDA (Notre Dame de Namur
                  University)(1)                                      6.500     10/01/2023        1,354,502
   4,635,000   CA Statewide CDA (Notre Dame de Namur
                  University)(1, 5)                                   6.625     10/01/2033        3,552,264
      30,000   CA Statewide CDA (Quail Ridge Apartments)(1)           5.375     07/01/2032           22,016
   1,405,000   CA Statewide CDA (Quail Ridge Apartments)(1)           6.500     07/01/2032        1,133,540
   2,040,000   CA Statewide CDA (Quail Ridge Apartments)(1)           9.000     07/01/2032        1,699,422
     425,000   CA Statewide CDA (Rio Bravo)(1, 6)                     6.500     12/01/2018          338,882
   1,845,000   CA Statewide CDA (Sonoma Country Day School)(1)        6.000     01/01/2029        1,372,163
   3,000,000   CA Statewide CDA (St. Josephs)(1)                      5.750     07/01/2047        2,670,840
  12,000,000   CA Statewide CDA (St. Josephs)(4)                      5.750     07/01/2047       10,683,780
     220,000   CA Statewide CDA (Stonehaven Student Hsg.)(1)          5.875     07/01/2032          161,152
      15,000   CA Statewide CDA (Sutter Health Obligated Group)(1)    5.500     08/15/2034           13,478
     300,000   CA Statewide CDA (Sycamore)(1)                         6.000     03/20/2038          258,495
  16,000,000   CA Statewide CDA (Thomas Jefferson School of
                  Law)(1)                                             7.250     10/01/2038       13,208,640
   4,000,000   CA Statewide CDA (Turning Point)(1)                    6.500     11/01/2031        3,259,200
   1,000,000   CA Statewide CDA (Valleycare Health System)(1)         5.125     07/15/2031          633,550


                    6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     60,000   CA Statewide CDA COP (Children's Hospital of Los
                  Angeles)(1)                                         5.250%    08/15/2029   $       46,620
     165,000   CA Statewide CDA COP (Internext Group)(1)              5.375     04/01/2030          129,804
     270,000   CA Statewide CDA Special Tax Community Facilities
                  District No. 97                                     6.842(2)  09/01/2022           82,577
   9,690,000   CA Statewide CDA, Series A(1)                          5.150     09/02/2037        6,572,533
   8,005,000   CA Statewide CDA, Series B(1)                          6.250     09/02/2037        6,412,725
  45,175,000   CA Statewide Financing Authority Tobacco
                  Settlement(1)                                       6.375(2)  06/01/2046        1,086,007
 220,000,000   CA Statewide Financing Authority Tobacco Settlement    7.876(2)  06/01/2055        1,553,200
   7,975,000   CA Statewide Financing Authority Tobacco
                  Settlement (TASC)(1, 5)                             6.000     05/01/2037        5,945,203
  11,745,000   CA Statewide Financing Authority Tobacco
                  Settlement (TASC)(1)                                6.000     05/01/2043        8,631,048
  30,010,000   CA Statewide Financing Authority Tobacco
                  Settlement (TASC)(4)                                6.000     05/01/2043       22,064,354
  11,890,000   CA Valley Health System COP(1)                         6.875     05/15/2023        7,306,405
      35,000   CA Valley Health System, Series A(8)                   6.500     05/15/2025           21,508
   1,375,000   CA Valley Sanitation District(1)                       5.200     09/02/2030          990,344
      65,000   CA Veterans GO, Series BR(1)                           5.250     12/01/2026           56,553
     100,000   CA Western Hills Water District Special Tax(1)         5.000     09/01/2014           82,443
      25,000   CA Western Hills Water District Special Tax(1)         5.200     09/01/2019           17,940
      25,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)                5.700     09/01/2011           23,214
     105,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)                6.000     09/01/2024           74,167
   4,495,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)                6.125     09/01/2031        2,968,318
     300,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)                6.700     09/01/2020          240,909
      90,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)                6.750     09/01/2022           70,541
   3,645,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)                6.875     09/01/2031        2,652,722
      10,000   CA William S. Hart Joint School Financing
                  Authority(1)                                        5.600     09/01/2023            8,754
      10,000   CA William S. Hart Union School District(1)            6.000     09/01/2033            7,981
   2,500,000   Calexico, CA Community Facilities District No.
                  2005-1 Special Tax (Hearthstone)(1)                 5.500     09/01/2036        1,547,825
   2,325,000   Calexico, CA Community Facilities District No.
                  2005-1 Special Tax (Hearthstone)(1)                 5.550     09/01/2036        1,450,916
      75,000   Campbell, CA (Civic Center) COP(1)                     5.250     10/01/2028           71,869
      25,000   Carlsbad, CA Improvement Bond Act 1915(1)              5.500     09/02/2028           19,324
     845,000   Carlsbad, CA Special Tax(1)                            6.150     09/01/2038          675,451
   2,230,000   Carlsbad, CA Special Tax(1)                            6.200     09/01/2038        1,797,402
     100,000   Carlsbad, CA Unified School District COP (Aviara
                  Oaks Middle School)(1)                              5.300     06/01/2022           98,474


                    7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  4,510,000   Castaic, CA Union School District Community            9.000%    10/01/2019   $    4,540,172
                  Facilities District No. 92-1(1)
   2,190,000   Chino, CA Community Facilities District Special
                  Tax(1)                                              5.150     09/01/2036        1,448,422
      45,000   Chino, CA Community Facilities District Special
                  Tax(1)                                              5.950     09/01/2033           34,673
      50,000   Chino, CA Community Facilities District Special
                  Tax No. 10(1)                                       6.850     09/01/2020           48,273
   1,000,000   Chino, CA Community Facilities District Special
                  Tax No. 2005-1(1)                                   5.000     09/01/2023          716,570
   1,625,000   Chino, CA Community Facilities District Special
                  Tax No. 2005-1(1)                                   5.000     09/01/2027        1,099,800
   2,175,000   Chowchilla, CA Community Facilities Sales Tax
                  District(1)                                         5.000     09/01/2037        1,452,944
     575,000   Chowchilla, CA Redevel. Agency(1)                      5.000     08/01/2037          429,427
     210,000   Chula Vista, CA Hsg. Authority (Oxford Terrace
                  Apartments)(1)                                      5.625     12/20/2042          167,708
   6,065,000   Coalinga, CA Regional Medical Center COP(1)            5.850     09/01/2043        4,882,386
   2,000,000   Colton, CA Community Facilities District Special
                  Tax(1)                                              7.500     09/01/2020        1,995,040
       5,000   Contra Costa County, CA Public Financing Authority
                  Tax Allocation(1)                                   5.850     08/01/2033            3,671
   1,000,000   Corona, CA Community Facilities District (Buchanan
                  Street)(1)                                          5.150     09/01/2036          672,430
   1,975,000   Corona-Norco, CA Unified School District(1)            6.000     09/01/2037        1,530,625
   1,000,000   Daly City, CA Hsg. Devel. Finance Agency (Third
                  Tier Francsican)(1)                                 6.500     12/15/2047          713,530
     200,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax(1)                           5.000     09/01/2030          139,926
     340,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax(1)                           5.000     09/01/2037          227,127
     200,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax(1)                           5.100     09/01/2037          135,852
   3,740,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax(1)                           5.250     09/01/2035        2,598,290
      50,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax (Barrington Heights)(1)      5.125     09/01/2035           34,053
   1,500,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax (Crown Valley Village)(1)    5.625     09/01/2034        1,122,300
     425,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax No. 2003-25(1)               5.000     09/01/2036          285,604
      20,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax No. 2004-26(1)               5.000     09/01/2025           15,043
     525,000   Eastern CA Municipal Water District Improvement
                  Bond Act 1915(1)                                    5.200     09/01/2036          364,513
   1,725,000   Eastern CA Municipal Water District Improvement
                  Bond Act 1915(1)                                    5.500     09/02/2035        1,260,285
   1,205,000   Eastern CA Municipal Water District Improvement
                  Bond Act 1915 (Faircrest)(1)                        5.250     09/01/2036          843,367
   4,000,000   El Dorado County, CA Special Tax(1)                    5.250     09/01/2035        2,785,480


                    8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,900,000   El Dorado County, CA Special Tax(1)                    5.350%    09/01/2035   $    1,356,714
   5,750,000   Elk Grove, CA Special Tax Community Facilities
                  District No. 2005-1X(1)                             5.200     09/01/2027        3,221,955
  28,770,000   Elk Grove, CA Special Tax Community Facilities
                  District No. 2005-1X(1)                             5.250     09/01/2037       14,548,989
      25,000   Etiwanda, CA School District Special Tax(1)            5.400     09/01/2035           17,990
  10,300,000   Etiwanda, CA School District Special Tax Community
                  Facilities District No. 2004-2(1)                   6.000     09/01/2037        8,058,102
   6,000,000   Fairfield, CA Community Facilities District
                  Special Tax (Fairfield Commons)(1)                  6.875     09/01/2038        4,976,520
     700,000   Farmersville, CA Unified School District COP(1)        5.000     08/01/2026          535,969
     100,000   Fillmore, CA Public Financing (Central City
                  Redevel.)(1)                                        5.500     06/01/2031           75,572
   5,000,000   Fillmore, CA Redevel. Agency Tax Allocation(1)         5.375     05/01/2031        3,714,950
   2,615,000   Folsom, CA Special Tax Community Facilities
                  District No. 31(1)                                  5.000     09/01/2026        1,925,948
   9,050,000   Folsom, CA Special Tax Community Facilities
                  District No. 31(1)                                  5.000     09/01/2036        6,118,796
      10,000   Folsom, CA Special Tax Community Facilities
                  District No. 7(1)                                   6.000     09/01/2024            8,378
      10,000   Fontana, CA Redevel. Agency (Jurupa Hills)(1)          5.500     10/01/2027            9,247
      20,000   Fremont, CA Community Facilities District (Pacific
                  Commons)(1)                                         6.250     09/01/2026           17,596
      50,000   Garden Grove, CA Hsg. Authority (Multifamily
                  Hsg.)(1)                                            6.700     07/01/2024           50,047
      10,000   Garden Grove, CA Hsg. Authority (Stuart Drive-Rose
                  Garden)(1)                                          6.700     01/01/2025            7,715
   1,675,000   Hawthorne, CA Community Redevel. Agency Special
                  Tax(1)                                              7.200     10/01/2025        1,582,205
   1,180,000   Hawthorne, CA Community Redevel. Agency Special
                  Tax(1)                                              7.200     10/01/2025        1,114,628
   1,165,000   Heber, CA Public Utilities District (Heber
                  Meadows)(1)                                         5.300     09/01/2035          825,449
   1,020,000   Hemet, CA Unified School District(1)                   5.100     09/01/2030          724,149
     785,000   Hemet, CA Unified School District(1)                   5.125     09/01/2036          538,471
   1,285,000   Hemet, CA Unified School District(1)                   5.125     09/01/2037          876,473
   1,505,000   Hemet, CA Unified School District(1)                   5.250     09/01/2035        1,058,060
   1,155,000   Hemet, CA Unified School District Community
                  Facilities District No. 2005-3(1)                   5.375     09/01/2026          883,864
   5,835,000   Hemet, CA Unified School District Community
                  Facilities District No. 2005-3(1)                   5.750     09/01/2039        4,367,089
      60,000   Hemet, CA Unified School District Community
                  Facilities District Special Tax(1)                  5.625     09/01/2035           44,717
      30,000   Hesperia, CA Improvement Bond Act 1915(1)              8.500     09/02/2024           29,585
   1,370,000   Hesperia, CA Public Financing Authority, Tranche
                  A(1)                                                6.250     09/01/2035        1,123,345
   3,375,000   Hesperia, CA Public Financing Authority, Tranche
                  B(1)                                                6.250     09/01/2035        2,767,365
   3,355,000   Hesperia, CA Public Financing Authority, Tranche
                  C(1)                                                6.250     09/01/2035        2,750,966


                    9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,070,000   Hesperia, CA Unified School District(1)                5.000%    09/01/2030   $      748,604
   1,710,000   Hesperia, CA Unified School District(1)                5.000     09/01/2037        1,142,314
      50,000   Hesperia, CA Unified School District(1)                5.200     09/01/2035           34,876
   1,520,000   Imperial County, CA Community Facilities District
                  No. 2004-2 Special Tax(1)                           5.900     09/01/2037          997,029
   2,000,000   Imperial County, CA Community Facilities District
                  No. 2004-2 Special Tax(1)                           6.000     09/01/2037        1,331,700
       5,000   Imperial County, CA COP(1)                             6.000     09/01/2009            5,012
     870,000   Imperial County, CA Special Tax(1)                     5.000     09/01/2026          634,726
   1,070,000   Imperial County, CA Special Tax(1)                     5.000     09/01/2037          714,781
   3,385,000   Imperial County, CA Special Tax(1)                     5.000     09/01/2037        2,261,248
     295,000   Imperial County, CA Special Tax(1)                     5.000     09/01/2037          197,066
   1,550,000   Imperial County, CA Special Tax(1)                     5.100     09/01/2037        1,052,853
   2,445,000   Indio, CA Community Facilities District Special
                  Tax(1)                                              5.200     09/01/2027        1,801,403
   2,215,000   Indio, CA Community Facilities District Special
                  Tax(1)                                              5.250     09/01/2027        1,642,688
   2,520,000   Indio, CA Community Facilities District Special
                  Tax(1)                                              5.250     09/01/2036        1,732,374
   4,095,000   Indio, CA Community Facilities District Special
                  Tax(1)                                              5.250     09/01/2036        2,815,108
     295,000   Indio, CA Community Facilities District Special
                  Tax (Sonora Wells)(1)                               5.000     09/01/2020          235,994
     310,000   Indio, CA Community Facilities District Special
                  Tax (Sonora Wells)(1)                               5.000     09/01/2021          242,702
     645,000   Indio, CA Community Facilities District Special
                  Tax (Sonora Wells)(1)                               5.050     09/01/2026          470,682
   2,885,000   Indio, CA Community Facilities District Special
                  Tax (Sonora Wells)(1)                               5.125     09/01/2036        1,943,625
      25,000   Indio, CA Improvement Bond Act 1915 Assessment
                  District No. 2002-2(1)                              6.125     09/02/2027           20,888
   2,000,000   Indio, CA Improvement Bond Act 1915 Assessment
                  District No. 2003-03(1)                             6.125     09/02/2029        1,633,680
      25,000   Indio, CA Improvement Bond Act 1915 Assessment
                  District No. 2003-5 (Sunburst)(1)                   5.875     09/02/2029           19,736
   2,820,000   Indio, CA Improvement Bond Act 1915 Assessment
                  District No. 2004-03(1)                             5.500     09/02/2030        2,083,501
   2,000,000   Indio, CA Public Financing Authority(1)                6.100     09/02/2029        1,627,760
 354,105,000   Inland, CA Empire Tobacco Securitization Authority
                  (TASC)                                              8.000(2)  06/01/2057        2,570,802
   3,250,000   Ione, CA Special Tax Community Facilities District
                  2005-2-A(1)                                         6.000     09/01/2036        2,552,388
      10,000   Irvine, CA Improvement Bond Act 1915(1)                5.625     09/02/2024            8,262
      30,000   Jurupa, CA Community Services District Special
                  Tax(1)                                              5.000     09/01/2036           19,799
   1,000,000   Jurupa, CA Community Services District Special Tax
                  Community Facilities District No. 17(1)             5.200     09/01/2036          681,950
   2,500,000   Jurupa, CA Community Services District Special Tax
                  Community Facilities District No. 24(1)             6.625     09/01/2038        2,108,400
       5,000   King, CA Community Devel. Agency Tax Allocation
                  (King City Redevel.)(1)                             6.400     09/01/2009            5,006


                   10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     50,000   King, CA Community Devel. Agency Tax Allocation        6.750%    09/01/2016   $       49,995
                  (King City Redevel.)(1)
      30,000   Kingsburg, CA Public Financing Authority(1)            8.000     09/15/2021           30,008
   5,000,000   La Verne, CA COP (Bethren Hillcrest Homes)(1)          5.600     02/15/2033        3,376,250
   4,500,000   La Verne, CA COP (Bethren Hillcrest Homes)(1)          6.625     02/15/2025        3,738,285
     790,000   Lake Berryessa, CA Resort Improvement District(1)      5.250     09/02/2017          606,712
   1,440,000   Lake Berryessa, CA Resort Improvement District(1)      5.500     09/02/2027          959,486
   2,425,000   Lake Berryessa, CA Resort Improvement District(1)      5.550     09/02/2037        1,504,931
   2,020,000   Lake Elsinore, CA Community Facilities District
                  No. 2006-2 Special Tax (Viscaya)(1)                 5.400     09/01/2036        1,447,552
   2,345,000      Lake Elsinore, CA Public Financing Aurity(1)        6.875     09/01/2038        1,975,827
   5,575,000   Lake Elsinore, CA Special Tax(1)                       5.150     09/01/2036        3,802,931
     980,000   Lake Elsinore, CA Special Tax(1)                       5.200     09/01/2026          756,217
     920,000   Lake Elsinore, CA Special Tax(1)                       5.200     09/01/2026          709,918
   2,800,000   Lake Elsinore, CA Special Tax(1)                       5.250     09/01/2037        1,949,192
   1,150,000   Lake Elsinore, CA Special Tax(1)                       5.350     09/01/2036          817,696
   1,210,000   Lake Elsinore, CA Special Tax(1)                       5.350     09/01/2036          860,358
   2,000,000   Lake Elsinore, CA Special Tax(1)                       5.450     09/01/2036        1,444,380
   1,170,000   Lake Elsinore, CA Unified School District(1)           5.000     09/01/2037          774,002
   1,220,000   Lake Elsinore, CA Unified School District(1)           5.350     09/01/2035          871,153
   3,430,000   Lake Elsinore, CA Unified School District(1)           5.350     09/01/2035        2,169,544
   1,435,000   Lake Elsinore, CA Unified School District(1)           5.400     09/01/2035        1,032,597
   1,100,000   Lake Elsinore, CA Unified School District
                  Community Facilities District Special Tax
                  No. 2006-6(1)                                       5.900     09/01/2037          840,202
      10,000   Lathrop, CA Financing Authority (Water Supply)(1)      5.700     06/01/2019            8,757
   1,800,000   Lathrop, CA Financing Authority (Water Supply)(1)      6.000     06/01/2035        1,418,850
   3,430,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale
                  Village)(1)                                         5.100     09/02/2035        2,354,592
      50,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale
                  Village)(1)                                         6.000     09/02/2022           42,874
      20,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale
                  Village)(1)                                         6.125     09/02/2028           16,618
      50,000   Lathrop, CA Improvement Bond Act 1915 (Mossdale
                  Village)(1)                                         6.125     09/02/2033           40,468
   4,455,000   Lathrop, CA Special Tax Community Facilities
                  District No. 03-2(1)                                7.000     09/01/2033        4,061,223
     475,000   Lathrop, CA Special Tax Community Facilities
                  District No. 06-1(1)                                5.000     09/01/2015          386,669
     445,000   Lathrop, CA Special Tax Community Facilities
                  District No. 06-1(1)                                5.000     09/01/2016          352,387
     670,000   Lathrop, CA Special Tax Community Facilities
                  District No. 06-1(1)                                5.125     09/01/2017          522,265
     800,000   Lathrop, CA Special Tax Community Facilities
                  District No. 06-1(1)                                5.125     09/01/2018          608,624


                   11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,015,000   Lathrop, CA Special Tax Community Facilities           5.200%    09/01/2019   $      756,611
                    District No. 06-1(1)
     505,000   Lathrop, CA Special Tax Community Facilities
                  District No. 06-1(1)                                5.250     09/01/2021          362,201
   5,680,000   Lathrop, CA Special Tax Community Facilities
                  District No. 06-1(1)                                5.300     09/01/2026        3,766,635
  32,305,000   Lathrop, CA Special Tax Community Facilities
                  District No. 06-1(1)                                5.375     09/01/2036       19,645,963
     635,000   Lincoln, CA Special Tax(1)                             5.000     09/01/2026          452,291
   1,315,000   Lincoln, CA Special Tax(1)                             5.000     09/01/2036          852,422
  60,000,000   Long Beach, CA Bond Finance Authority Natural
                  Gas(1)                                              3.429(9)  11/15/2033       25,200,000
  52,500,000   Long Beach, CA Bond Finance Authority Natural  Gas
                  Purchase(4)                                         5.500     11/15/2037       35,109,606
     130,000   Los Angeles, CA Community Redevel. Agency (Angelus
                  Plaza)(1)                                           6.400     07/01/2023          130,300
   1,575,000   Los Angeles, CA Community Redevel. Agency (Grand
                  Central Square)(1)                                  5.000     12/01/2026        1,250,487
  17,585,000   Los Angeles, CA Harbor Dept., Series A(4)              5.000     08/01/2025       14,406,757
  18,495,000   Los Angeles, CA Harbor Dept., Series A(4)              5.000     08/01/2026       15,050,060
   1,500,000   Los Angeles, CA IDA (Santee Court Parking
                  Facility)(1)                                        5.000     12/01/2020        1,207,350
   1,100,000   Los Angeles, CA IDA (Santee Court Parking
                  Facility)(1)                                        5.000     12/01/2027          784,795
      35,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (United Airlines)(1, 6, 7)                    8.800     11/15/2021           16,498
      25,000   Los Banos, CA COP(8)                                   6.000     12/01/2019           22,787
   1,605,000   Los Banos, CA Redevel. Agency Tax Allocation(1)        5.000     09/01/2036        1,249,348
     135,000   Madera County, CA COP (Valley Children's
                  Hospital)(1)                                        5.750     03/15/2028          121,862
     925,000   Madera, CA Special Tax(1)                              5.000     09/01/2036          594,664
      10,000   Manteca, CA Unified School District Special Tax
                  Community Facilities District No. 89(1)             5.400     09/01/2023            7,941
     100,000   Mendocino Coast, CA Healthcare District(1)             5.875     02/01/2020           98,712
   1,375,000   Mendota, CA Joint Powers Financing Authority
                  Wastewater(1)                                       5.150     07/01/2035          952,270
     610,000   Menifee, CA Union School District Special Tax(1)       5.000     09/01/2026          445,038
   3,520,000   Menifee, CA Union School District Special Tax(1)       5.000     09/01/2036        2,365,475
     915,000   Menifee, CA Union School District Special Tax(1)       5.200     09/01/2030          634,525
     400,000   Menifee, CA Union School District Special Tax(1)       5.200     09/01/2035          279,004
     500,000   Menifee, CA Union School District Special Tax(1)       5.250     09/01/2035          336,540
   1,010,000   Menifee, CA Union School District Special Tax(1)       5.250     09/01/2036          706,889
     690,000   Menifee, CA Union School District Special Tax(1)       5.500     09/01/2034          506,246
     385,000   Menifee, CA Union School District Special Tax(1)       5.500     09/01/2034          282,471
  13,000,000   Merced, CA Irrigation District(1)                      5.250     09/01/2036       10,565,100
   2,930,000   Merced, CA Special Tax(1)                              5.000     09/01/2036        1,837,843
     500,000   Merced, CA Special Tax(1)                              5.100     09/01/2035          343,240


                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     50,000   Modesto, CA Health Facility (Sutter Health/Alta        5.250%    06/01/2021   $       47,038
                  Bates Medical Center/Berkeley Long-Term Care
                  Company Obligated Group)(1)
   3,000,000   Modesto, CA Special Tax Community Facilities
                  District No. 4(1)                                   5.150     09/01/2036        2,066,220
     105,000   Moorpark, CA Mobile Home Park (Villa Del Arroyo)(1)    6.300     05/15/2030           84,314
   1,250,000   Moreno Valley, CA Special Tax Community Facilities
                  District No. 5(1)                                   5.000     09/01/2037          835,025
   1,475,000   Moreno Valley, CA Unified School District
                  Community Facilities District(1)                    5.150     09/01/2035        1,020,685
     680,000   Moreno Valley, CA Unified School District
                  Community Facilities District(1)                    5.200     09/01/2036          472,131
   2,000,000   Moreno Valley, CA Unified School District
                  Community Facilities District Special Tax(1)        5.000     09/01/2037        1,336,040
     750,000   Moreno Valley, CA Unified School District
                  Community Facilities District Special Tax
               No. 2004-3(1)                                          5.000     09/01/2037          501,015
     100,000   Mountain View, CA Los Altos Union High School
                  District COP(1)                                     5.250     08/01/2040           93,145
      10,000   Murrieta, CA Community Facilities District Special
                  Tax (Bluestone)(1)                                  6.300     09/01/2031            8,368
     700,000   Murrieta, CA Community Facilities District Special
                  Tax (Bremerton)(1)                                  5.625     09/01/2034          523,740
   1,810,000   Murrieta, CA Community Facilities District Special
                  Tax (Creekside Village)(1)                          5.200     09/01/2035        1,262,493
     240,000   Murrieta, CA Community Facilities District Special
                  Tax (Meadowlane/Amberwalk)(1)                       5.125     09/01/2035          165,415
     875,000   Murrieta, CA Community Facilities District Special
                  Tax (Murrieta Fields)(1)                            5.250     09/01/2035          615,151
      25,000   Murrieta, CA Community Facilities District Special
                  Tax (Murrieta Springs)(1)                           5.375     09/01/2029           18,475
   2,500,000   Murrieta, CA Community Facilities District Special
                  Tax (Murrieta Springs)(1)                           5.500     09/01/2034        1,817,200
      35,000   Murrieta, CA Valley Unified School District
                  Special Tax(1)                                      5.250     09/01/2037           24,365
     370,000   Murrieta, CA Valley Unified School District
                  Special Tax(1)                                      5.375     09/01/2026          283,143
   1,355,000   Murrieta, CA Valley Unified School District
                  Special Tax(1)                                      5.450     09/01/2038          969,204
      25,000   Murrieta, CA Water Public Financing Authority(1)       6.600     10/01/2016           24,877
   1,040,000   Northern CA Gas Authority(1)                           3.201(9)  07/01/2017          551,200
  20,000,000   Northern CA Gas Authority(1)                           3.231(9)  07/01/2019        8,200,000
  55,000,000   Northern CA Gas Authority(1)                           3.321(9)  07/01/2027       18,150,000
  23,675,000   Northern CA Tobacco Securitization Authority
                  (TASC)(4)                                           5.500     06/01/2045       14,934,111
 157,335,000   Northern CA Tobacco Securitization Authority (TASC)    6.700(2)  06/01/2045        3,584,091


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     10,000   Oakdale, CA Public Financing Authority Tax             6.100%    06/01/2027   $        8,337
                  Allocation (Central City Redevel.)(1)
     900,000   Oakley, CA Public Finance Authority(1)                 5.200     09/02/2026          694,467
   4,445,000   Oakley, CA Public Finance Authority(1)                 5.250     09/02/2036        3,110,967
   3,235,000   Olivehurst, CA Public Utilities District (Plumas
                  Lake Community Facilities District)(1)              7.625     09/01/2038        2,780,903
      30,000   Oxnard, CA School District(1)                          5.000     08/01/2031           27,021
   1,555,000   Palm Desert, CA Financing Authority                    5.000(2)  08/01/2014        1,136,783
     440,000   Palm Desert, CA Financing Authority                    5.050(2)  08/01/2015          301,110
     390,000   Palm Desert, CA Financing Authority                    5.100(2)  08/01/2016          249,097
     230,000   Palm Desert, CA Financing Authority                    5.650(2)  04/01/2018          126,599
   1,020,000   Palm Desert, CA Financing Authority                    5.650(2)  08/01/2018          548,811
     265,000   Palm Desert, CA Financing Authority                    5.750(2)  04/01/2019          132,516
   1,165,000   Palm Desert, CA Financing Authority                    5.750(2)  08/01/2019          569,370
     305,000   Palm Desert, CA Financing Authority                    5.850(2)  04/01/2020          140,822
   1,310,000   Palm Desert, CA Financing Authority                    5.850(2)  08/01/2020          590,876
     340,000   Palm Desert, CA Financing Authority                    5.950(2)  04/01/2021          140,760
   1,450,000   Palm Desert, CA Financing Authority                    5.950(2)  08/01/2021          586,264
     380,000   Palm Desert, CA Financing Authority                    6.000(2)  04/01/2022          142,606
   1,605,000   Palm Desert, CA Financing Authority                    6.000(2)  08/01/2022          587,831
     395,000   Palm Desert, CA Financing Authority                    6.010(2)  04/01/2023          136,650
   1,755,000   Palm Desert, CA Financing Authority                    6.010(2)  08/01/2023          592,418
     410,000   Palm Desert, CA Financing Authority                    6.020(2)  04/01/2024          130,409
   1,910,000   Palm Desert, CA Financing Authority                    6.020(2)  08/01/2024          592,635
     430,000   Palm Desert, CA Financing Authority                    6.030(2)  04/01/2025          125,775
   2,070,000   Palm Desert, CA Financing Authority                    6.030(2)  08/01/2025          590,550
     445,000   Palm Desert, CA Financing Authority                    6.040(2)  04/01/2026          119,563
   2,235,000   Palm Desert, CA Financing Authority                    6.040(2)  08/01/2026          585,592
     465,000   Palm Desert, CA Financing Authority                    6.050(2)  04/01/2027          114,832
   1,400,000   Palm Desert, CA Financing Authority                    6.050(2)  08/01/2027          337,092
     480,000   Palm Desert, CA Financing Authority                    6.060(2)  04/01/2028          109,253
   1,415,000   Palm Desert, CA Financing Authority                    6.060(2)  08/01/2028          313,989
     500,000   Palm Desert, CA Financing Authority                    6.070(2)  04/01/2029          104,835
   1,370,000   Palm Desert, CA Financing Authority                    6.070(2)  08/01/2029          280,014
     520,000   Palm Desert, CA Financing Authority                    6.080(2)  04/01/2030          100,578
   1,430,000   Palm Desert, CA Financing Authority                    6.080(2)  08/01/2030          269,612
     540,000   Palm Desert, CA Financing Authority                    6.090(2)  04/01/2031           96,320
   1,495,000   Palm Desert, CA Financing Authority                    6.090(2)  08/01/2031          259,921
     560,000   Palm Desert, CA Financing Authority                    6.100(2)  04/01/2032           93,122
   1,560,000   Palm Desert, CA Financing Authority                    6.100(2)  08/01/2032          252,860
     580,000   Palm Desert, CA Financing Authority                    6.100(2)  04/01/2033           89,332
   1,625,000   Palm Desert, CA Financing Authority                    6.100(2)  08/01/2033          243,978
     590,000   Palm Desert, CA Financing Authority                    6.100(2)  04/01/2034           84,169
   1,705,000   Palm Desert, CA Financing Authority                    6.100(2)  08/01/2034          237,114


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  2,075,000   Palm Desert, CA Financing Authority                    6.100%(2) 08/01/2035   $      265,227
   5,000,000   Palm Desert, CA Improvement Bond Act 1915(1)           5.100     09/02/2037        3,396,300
   3,000,000   Palm Desert, CA Special Tax Community Facilities
                  District No. 2005-1(1)                              5.150     09/01/2027        2,209,830
   9,000,000   Palm Desert, CA Special Tax Community Facilities
                  District No. 2005-1(1)                              5.200     09/01/2037        6,214,590
   2,335,000   Palm Desert, CA Special Tax Community Facilities
                  District No. 2005-1-A(1)                            5.250     09/01/2026        1,759,096
   6,000,000   Palm Desert, CA Special Tax Community Facilities
                  District No. 2005-1-A(1)                            5.450     09/01/2032        4,416,900
   8,000,000   Palm Desert, CA Special Tax Community Facilities
                  District No. 2005-1-A(1)                            5.500     09/01/2036        5,822,080
     120,000   Palm Springs, CA Airport Passenger Facilities
                  (Palm Springs International Airport)(1)             5.450     07/01/2020          102,162
   2,460,000   Palm Springs, CA Airport Passenger Facilities
                  (Palm Springs International Airport)(1)             5.550     07/01/2028        1,866,205
     250,000   Palm Springs, CA Airport Passenger Facilities
                  (Palm Springs International Airport)(1)             6.400     07/01/2023          220,535
     525,000   Palm Springs, CA Airport Passenger Facilities
                  (Palm Springs International Airport)(1)             6.500     07/01/2027          450,382
      10,000   Palm Springs, CA Improvement Bond Act 1915(1)          5.550     09/02/2023            8,259
     100,000   Palmdale, CA Community Facilities District Special
                  Tax(1)                                              5.400     09/01/2035           65,219
   6,460,000   Palmdale, CA Community Facilities District Special
                  Tax(1)                                              6.125     09/01/2037        5,070,131
   5,610,000   Palmdale, CA Community Facilities District Special
                  Tax(1)                                              6.250     09/01/2035        4,599,976
      20,000   Palo Alto, CA Improvement Bond Act 1915
                  (University Ave. Area)(1)                           5.750     09/02/2022           17,805
   1,390,000   Perris, CA Community Facilities District Special
                  Tax(1)                                              5.300     09/01/2035          980,200
   2,085,000   Perris, CA Community Facilities District Special
                  Tax (Amber Oaks)(1)                                 6.000     09/01/2034        1,639,686
   2,500,000   Perris, CA Community Facilities District Special
                  Tax (Chaparral Ridge)(1)                            6.250     09/01/2033        2,053,750
   2,115,000   Perris, CA Community Facilities District Special
                  Tax (Harmony Grove)(1)                              5.300     09/01/2035        1,491,456
      10,000   Perris, CA Community Facilities District Special
                  Tax (May Farms)(1)                                  5.100     09/01/2030            7,100
     120,000   Perris, CA Community Facilities District Special
                  Tax (May Farms)(1)                                  5.150     09/01/2035           82,643
   1,310,000   Perris, CA Community Facilities District Special
                  Tax, Series A(1)                                    5.750     09/01/2035          990,910
   3,605,000   Perris, CA Community Facilities District Special
                  Tax, Series B(1)                                    6.000     09/01/2034        2,835,044
     140,000   Perris, CA Public Financing Authority(1)               5.000     09/01/2017          121,519
      85,000   Perris, CA Public Financing Authority(1)               5.100     09/01/2018           72,128
   4,350,000   Perris, CA Public Financing Authority(1)               5.350     10/01/2036        3,077,364


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     10,000   Perris, CA Public Financing Authority, Series A(1)     6.000%    09/01/2023   $        8,480
      80,000   Perris, CA Public Financing Authority, Series A(1)     6.125     09/01/2034           64,186
   1,250,000   Perris, CA Public Financing Authority, Series A(1)     6.250     09/01/2033        1,026,875
   2,080,000   Perris, CA Public Financing Authority, Series A(1)     6.600     09/01/2038        1,762,238
   2,035,000   Perris, CA Public Financing Authority, Series C(1)     6.200     09/01/2038        1,624,764
     870,000   Perris, CA Public Financing Authority, Series D(1)     5.500     09/01/2024          688,405
   8,800,000   Perris, CA Public Financing Authority, Series D(1)     5.800     09/01/2038        6,596,216
      95,000   Pittsburg, CA Infrastructure Financing Authority,
                  Series A(1)                                         5.600     09/02/2024           81,293
      25,000   Pleasant Hill, CA Community Facilities District
                  Special Tax(1)                                      6.000     09/01/2032           19,910
   1,260,000   Plumas, CA Elementary School District Community
                  Facilities District No. 2(1)                        5.625     06/01/2037          932,211
   1,220,000   Plumas, CA Elementary School District COP(1)           5.200     06/01/2027          955,748
   2,620,000   Plumas, CA Elementary School District COP(1)           5.250     06/01/2037        1,912,888
     860,000   Pomona, CA Public Financing Authority(1)               5.000     02/01/2026          661,314
      50,000   Pomona, CA Unified School District(1)                  6.150     08/01/2030           50,216
   7,000,000   Poway, CA Unified School District Special Tax
                  Community Facilities District No. 14(1)             5.250     09/01/2036        4,812,150
  13,485,000   Poway, CA Unified School District Special Tax
                  Community Facilities District No. 14(1)             5.250     09/01/2036        9,270,263
   3,000,000   Ramona, CA Unified School District COP(1)              0.000(3)  05/01/2032        2,241,330
   2,000,000   Rancho Cordova, CA Community Facilities District
                  Special Tax (Sunridge Anatolia)(1)                  6.000     09/01/2028        1,632,480
      25,000   Rancho Cordova, CA Community Facilities District
                  Special Tax (Sunridge Anatolia)(1)                  6.000     09/01/2033           19,840
      20,000   Rancho Cordova, CA Community Facilities District
                  Special Tax (Sunridge Anatolia)(1)                  6.100     09/01/2037           15,910
     600,000   Rancho Cucamonga, CA Community Facilities District
                  Special Tax (Amador)(1)                             5.000     09/01/2027          425,838
   1,260,000   Rancho Cucamonga, CA Community Facilities District
                  Special Tax (Amador)(1)                             5.000     09/01/2037          821,533
  13,585,000   Rancho Cucamonga, CA Community Facilities District
                  Special Tax (Etiwanda)(1)                           5.375     09/01/2036        9,469,696
     570,000   Rancho Cucamonga, CA Community Facilities District
                  Special Tax (Vintners)(1)                           5.000     09/01/2027          404,546
   1,120,000   Rancho Cucamonga, CA Community Facilities District
                  Special Tax (Vintners)(1)                           5.000     09/01/2037          730,251
   2,400,000   Rancho Cucamonga, CA Community Facilities District
                  Special Tax (Vintners)(1)                           5.375     09/01/2036        1,672,968
      20,000   Rancho Santa Fe, CA Community Services District
                  Special Tax(1)                                      6.600     09/01/2023           18,615
   2,320,000   Redding, CA Electric System COP RIBS                   6.223(10) 07/08/2022        2,957,582
      10,000   Redding, CA Improvement Bond Act 1915 (Tierra Oaks
                  Assessment District 1993-1)(1)                      7.000     09/02/2012            9,390
     490,000   Rialto, CA Special Tax Community Facilities
                           District No. 2006-1(1)                     5.250     09/01/2026          367,618


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,470,000   Rialto, CA Special Tax Community Facilities            5.350%    09/01/2036   $    1,035,292
                  District No. 2006-1(1)
      25,000   Richgrove, CA School District(1)                       6.375     07/01/2018           23,512
   2,660,000   Richmond, CA Joint Powers Financing Authority
                  (Westridge Hilltop Apartments)(1)                   5.000     12/15/2026        1,957,999
   2,165,000   Richmond, CA Joint Powers Financing Authority
                  (Westridge Hilltop Apartments)(1)                   5.000     12/15/2033        1,480,016
   5,780,000   Rio Vista, CA Community Facilities District
                  Special Tax No. 1(1)                                5.125     09/01/2036        3,926,759
   3,000,000   Rio Vista, CA Community Facilities District
                  Special Tax No. 2004-1(1)                           5.850     09/01/2035        2,234,250
  15,445,000   River Islands, CA Public Financing Authority(1)        5.200     09/01/2037       10,664,927
     100,000   River Islands, CA Public Financing Authority(1)        6.000     09/01/2027           82,117
      25,000   River Islands, CA Public Financing Authority(1)        6.000     09/01/2035           19,690
     700,000   Riverbank, CA Redevel. Agency (Riverbank
                  Reinvestment)(1)                                    5.000     08/01/2032          501,767
     890,000   Riverbank, CA Redevel. Agency (Riverbank
                  Reinvestment)(1)                                    5.000     08/01/2037          617,206
  11,585,000   Riverside County, CA Community Facilities District
                  (Scott Road)(1)                                     7.250     09/01/2038        9,174,972
      25,000   Riverside County, CA Community Facilities District
                  Special Tax(1)                                      5.600     09/01/2019           21,647
   1,500,000   Riverside, CA Improvement Bond Act 1915 (Hunter
                  Park Assessment District)(1)                        5.200     09/02/2036        1,031,490
     250,000   Riverside, CA Improvement Bond Act 1915 (Sycamore
                  Canyon Assessment District)(1)                      8.500     09/02/2012          251,813
   1,000,000   Riverside, CA Special Tax Community Facilities
                  District No. 92-1, Series A(1)                      5.300     09/01/2034          705,210
   1,000,000   Riverside, CA Unified School District(1)               5.250     09/01/2035          696,370
   1,535,000   Riverside, CA Unified School District(1)               5.250     09/01/2035        1,068,928
      25,000   Riverside, CA Unified School District(1)               5.500     09/01/2032           18,368
      25,000   Romoland, CA School District Special Tax(1)            5.250     09/01/2035           17,165
   2,000,000   Romoland, CA School District Special Tax(1)            5.375     09/01/2038        1,363,660
   7,745,000   Roseville, CA Special Tax(1)                           5.050     09/01/2030        5,055,549
   1,115,000   Roseville, CA Special Tax (Diamond Creek)(1)           5.000     09/01/2026          729,678
   4,850,000   Roseville, CA Special Tax (Diamond Creek)(1)           5.000     09/01/2037        2,848,066
   2,825,000   Roseville, CA Special Tax (Fiddyment Ranch)(1)         5.250     09/01/2036        1,809,074
   3,445,000   Roseville, CA Special Tax (Stone Point)(1)             5.250     09/01/2036        2,399,546
   1,800,000   Roseville, CA Special Tax (Westpark)(1)                5.200     09/01/2036        1,143,306
   2,000,000   Roseville, CA Special Tax Community Facilities
                  District No. 1 (Westpark)(1, 5)                     5.150     09/01/2030        1,325,060
   4,040,000   Sacramento County, CA Special Tax Community
                  Facilities District No. 05-2(1)                     6.000     09/01/2037        3,160,654
      75,000   Sacramento, CA Health Facility (Center for Aids
                  Research Education and Services)(1)                 5.300     01/01/2024           67,749
  12,580,000   Sacramento, CA Hsg. Authority (Northpointe Park
                  Apartments)(4)                                      5.000     06/01/2037       10,395,860


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     15,000   Sacramento, CA Special Tax (North Natomas              6.000%    09/01/2033   $       12,040
                  Community Facilities)(1)
   9,930,000   Sacramento, CA Special Tax Community Facilities
                  No. 05-1 (College Square)(1)                        5.900     09/01/2037        7,584,733
      20,000   San Bernardino County, CA COP (Medical Center
                  Financing)(1)                                       5.500     08/01/2019           19,915
      65,000   San Bernardino County, CA COP (Medical Center
                  Financing)(1)                                       5.500     08/01/2024           64,999
   1,515,000   San Bernardino County, CA Redevel. Agency Tax
                  Allocation (San Sevaine Redevel.)(1)                5.000     09/01/2025        1,266,631
     150,000   San Bernardino, CA Joint Powers Financing
                  Authority (California Dept. of Transportation
                  Lease)(1)                                           5.500     12/01/2020          147,719
   1,850,000   San Bernardino, CA Joint Powers Financing
                  Authority (Tax Allocation)(1)                       6.625     04/01/2026        1,693,546
   1,410,000   San Bernardino, CA Mountains Community
               Hospital District COP(8)                               5.000     02/01/2027          879,332
   3,235,000   San Bernardino, CA Mountains Community
               Hospital District COP(8)                               5.000     02/01/2037        1,811,535
   1,225,000   San Diego County, CA COP(1)                            5.700     02/01/2028          915,602
   3,750,000   San Diego County, CA COP (Developmental Service
                  Foundation)(1)                                      5.500     09/01/2027        3,074,475
   6,645,000   San Diego County, CA Redevel. Agency (Gillespie
                  Field)(1)                                           5.750     12/01/2032        4,752,836
     140,000   San Diego, CA Hsg. Authority (Park Crest
                  Properties)(1)                                      5.450     08/20/2040          110,261
      25,000   San Diego, CA Improvement Bond Act 1915(1)             6.200     09/02/2033           20,472
      15,000   San Diego, CA Public Facilities Financing
                  Authority(1)                                        5.000     05/15/2029           13,258
     100,000   San Diego, CA Public Facilities Financing
                  Authority(1)                                        5.250     05/15/2027           92,942
      15,000   San Diego, CA Public Facilities Financing
                  Authority(1)                                        5.250     05/15/2027           13,941
      15,000   San Francisco, CA City & County Airports
                  Commission(1)                                       5.000     05/01/2023           14,475
      65,000   San Francisco, CA City & County Airports
                  Commission(1)                                       5.000     05/01/2030           49,947
      15,000   San Francisco, CA City & County Airports
                  Commission (SFO Fuel Company)(1)                    5.250     01/01/2024           12,656
     245,000   San Francisco, CA City & County Airports
                  Commission Special Facilities Lease (SFO Fuel
                  Company)(1)                                         5.250     01/01/2022          211,325
   6,490,000   San Jacinto, CA Financing Authority, Tranche A(1)      6.600     09/01/2033        4,876,002
   6,345,000   San Jacinto, CA Financing Authority, Tranche B(1)      6.600     09/01/2033        4,646,190
   6,530,000   San Jacinto, CA Financing Authority, Tranche C(1)      6.600     09/01/2033        4,548,929
     500,000   San Jacinto, CA Unified School District Special
                  Tax(1)                                              5.100     09/01/2036          341,580
     115,000   San Joaquin Hills, CA Transportation Corridor
                  Agency(1)                                           5.375     01/15/2029           87,614
  20,000,000   San Jose, CA Airport(4)                                5.000     03/01/2037       14,560,600
  24,740,000   San Jose, CA Airport(4)                                6.000     03/01/2047       20,490,722


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     35,000   San Jose, CA Improvement Bond Act 1915(1)              5.875%    09/02/2023   $       29,956
   1,250,000   San Jose, CA Multifamily Hsg. (Almaden Senior Hsg.
                  Partners)(1)                                        5.350     07/15/2034        1,116,575
      25,000   San Jose, CA Special Tax Community Facilities
                  District No. 9 (Bailey Highway 101)(1)              6.600     09/01/2027           22,831
   2,980,000   San Marcos, CA Public Facilities Authority(1)          5.050     09/01/2038        1,915,902
      45,000   San Marcos, CA Public Facilities Authority(1)          5.800     09/01/2027           38,472
     575,000   Santa Clara County, CA Hsg. Authority (Rivertown
                  Apartments)(1)                                      6.000     08/01/2041          494,908
      50,000   Santa Clarita, CA Community Facilities District
                  Special Tax(1)                                      5.850     11/15/2032           39,440
      10,000   Seaside, CA Redevel. Agency Tax Allocation(1)          5.375     08/01/2033            9,296
   1,090,000   Shafter, CA Community Devel. Agency Tax
                  Allocation(1)                                       5.400     11/01/2026          835,747
   3,335,000   Shafter, CA Community Devel. Agency Tax
                  Allocation(1)                                       5.450     11/01/2036        2,407,336
     355,000   Soledad, CA Redevel. Agency (Soledad Redevel.)(1)      5.350     12/01/2028          344,361
      10,000   Sonoma County, CA Community Redevel. Agency
                  (Roseland)(1)                                       7.900     08/01/2013           10,106
   1,235,000   South El Monte, CA Improvement District (Merged
                  Area)(1)                                            5.000     08/01/2030        1,008,402
   7,815,000   Southern CA Home Financing Authority (Single
                  Family Mtg.)(1)                                     5.800     12/01/2049        7,140,800
   3,335,000   Southern CA Logistics Airport Authority(1)             5.000     12/01/2043        2,720,760
 100,000,000   Southern CA Public Power Authority Natural Gas(1)      3.346(9)  11/01/2038       49,500,000
  97,775,000   Southern CA Tobacco Securitization Authority           7.100(2)  06/01/2046        2,164,739
  25,940,000   Southern CA Tobacco Securitization Authority
                  (TASC)(1)                                           5.000     06/01/2037       15,602,910
      15,000   Spreckels, CA Union School District(1)                 6.125     08/01/2018           15,046
   1,935,000   Stockton, CA Community Facilities District(1)          6.125     09/01/2031        1,537,396
   2,930,000   Stockton, CA Community Facilities District(1)          6.250     09/01/2037        2,322,816
   5,000,000   Stockton, CA Community Facilities District (Arch
                  Road East No. 99-02)(1)                             5.875     09/01/2037        3,734,400
   1,350,000   Stockton, CA Public Financing Authority, Series
                  A(1)                                                5.000     09/01/2023        1,167,075
   2,925,000   Stockton, CA Public Financing Authority, Series
                  A(1)                                                5.250     09/01/2031        2,429,300
   2,930,000   Stockton, CA Public Financing Authority, Series
                  A(1)                                                5.250     09/01/2034        2,380,537
   6,000,000   Stockton, CA Public Financing Authority, Series
                  A(1)                                                5.250     07/01/2037        4,798,920
      10,000   Suisun City, CA Public Financing Authority (Suisun
                  City Redevel.)(1)                                   5.200     10/01/2028            9,406
      15,000   Sulphur Springs, CA Unified School District
                  Community Facilities District No. 2002-1-A(1)       6.000     09/01/2033           11,904
      75,000   Susanville, CA Public Financing Authority(1)           7.750     09/01/2017           75,231
   1,300,000   Temecula Valley, CA Unified School District
                  Community Facilities District No. 03-2(1)           5.500     09/01/2035          949,793
      20,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Harveston)(1)                  5.100     09/01/2036           13,663


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$    990,000   Temecula, CA Public Financing Authority Community      4.900%    09/01/2013   $      818,799
                  Facilities District (Roripaugh)(1)
     165,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)(1)                  5.000     09/01/2014          132,130
     740,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)(1)                  5.050     09/01/2015          573,271
     805,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)(1)                  5.100     09/01/2016          604,209
   8,000,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)(1)                  5.450     09/01/2026        5,090,160
  13,790,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)(1)                  5.500     09/01/2036        8,073,631
   1,025,000   Tracy, CA Community Facilities District(1)             5.700     09/01/2026          794,549
   3,105,000   Tracy, CA Community Facilities District(1)             5.750     09/01/2036        2,231,843
   1,080,000   Tracy, CA Community Facilities District(1)             5.750     09/01/2036          776,293
   4,560,000   Trinity County, CA COP(8)                              8.500     01/15/2026        3,871,303
      50,000   Truckee-Donner, CA Public Utility District
               Special Tax(1)                                         6.100     09/01/2033           40,310
      60,000   Turlock, CA Public Financing Authority(1)              5.450     09/01/2024           50,318
      35,000   Union City, CA Special Tax Community Facilities
                  District No. 1997-1(1)                              5.800     09/01/2028           27,870
  30,000,000   University of California (Regents Medical
                  Center)(1)                                          2.669(9)  05/15/2047       14,550,000
      60,000   Upland, CA Community Facilities District (San
                  Antonio)(1)                                         6.000     09/01/2024           49,511
     100,000   Upland, CA Community Facilities District Special
                  Tax(1)                                              5.900     09/01/2024           81,628
     195,000   Vacaville, CA Public Financing Authority(1)            5.400     09/01/2022          195,661
   2,635,000   Val Verde, CA Unified School District(1)               6.000     10/01/2021        2,289,762
      50,000   Valley Center-Pauma, CA Unified School District
                  (Woods Valley Ranch)(1)                             6.000     09/01/2033           39,679
   1,470,000   Ventura County, CA Area Hsg. Authority (Mira Vista
                  Senior Apartments)(1)                               5.150     12/01/2031        1,160,771
     600,000   Victoria Gardens, CA Public Facilities Community
                  Facilities District of Etiwanda School
                  District(1)                                         6.000     09/01/2027          490,674
   4,685,000   Victoria Gardens, CA Public Facilities Community
                  Facilities District of Etiwanda School
                  District(1)                                         6.000     09/01/2037        3,665,263
      50,000   Watsonville, CA Redevel. Agency Tax Allocation
                  (Watsonville 2000 Redevel.)(1)                      5.000     09/01/2024           45,311
      30,000   West Hills, CA Community College District(1)           5.000     08/01/2029           27,393
     135,000   West Patterson, CA Financing Authority Special
                  Tax(1)                                              6.100     09/01/2032          108,225
   4,900,000   West Sacramento, CA Financing Authority Special
                  Tax(1)                                              6.100     09/01/2029        4,052,643
   2,000,000   West Sacramento, CA Special Tax Community
                  Facilities District No. 23(1)                       5.300     09/01/2037        1,403,520
     700,000   Westside, CA Union School District(1)                  5.000     09/01/2026          510,699
   3,860,000   Westside, CA Union School District(1)                  5.000     09/01/2036        2,593,959
   4,200,000   Westside, CA Union School District(1)                  5.250     09/01/2036        2,939,538


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                            COUPON      MATURITY         VALUE
------------                                                         ------     ----------   --------------
CALIFORNIA CONTINUED
$     10,000   Woodland, CA Special Tax Community Facilities
                  District No. 1(1)                                   6.000%    09/01/2028   $        8,162
   3,550,000   Yuba City, CA Redevel. Agency(1)                       5.250     09/01/2039        2,820,617
      15,000   Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile     6.000     05/01/2030           11,906
                  Home)(1)
                                                                                             --------------
                                                                                              1,502,422,844
                                                                                             --------------
U.S. Possessions--6.9%
   3,180,000   Northern Mariana Islands Ports Authority, Series
                  A(1)                                                5.500     03/15/2031        2,237,671
   1,910,000   Northern Mariana Islands Ports Authority, Series
                  A(1)                                                6.250     03/15/2028        1,365,841
   3,700,000   Puerto Rico Aqueduct & Sewer Authority(1)              0.000(3)  07/01/2024        3,056,385
   3,500,000   Puerto Rico Aqueduct & Sewer Authority(1)              6.000     07/01/2038        3,206,630
   1,950,000   Puerto Rico Aqueduct & Sewer Authority(1)              6.000     07/01/2044        1,745,543
  34,825,000   Puerto Rico Highway & Transportation Authority,
                  Series N(8)                                         3.131(9)  07/01/2045       16,541,875
   6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)       6.625     06/01/2026        5,422,858
     700,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)    6.500     07/01/2012          649,922
  40,340,000   Puerto Rico Port Authority (American Airlines),
                  Series A(1)                                         6.250     06/01/2026       16,190,459
      25,000   Puerto Rico Port Authority (American Airlines),
                  Series A(1)                                         6.300     06/01/2023            9,905
  27,000,000   V.I. Public Finance Authority (Hovensa Coker)(1)       6.500     07/01/2021       22,837,950
   4,515,000   V.I. Public Finance Authority, Series A(1)             6.375     10/01/2019        4,576,223
   5,150,000   V.I. Public Finance Authority, Series E(1)             6.000     10/01/2022        4,497,314
                                                                                             --------------
                                                                                                 82,338,576
                                                                                             --------------
Total Investments, at Value (Cost $2,343,970,634)-133.4%                                      1,584,761,420
                                                                                             --------------
Liabilities in Excess of Other Assets-(33.4)                                                   (397,027,080)
                                                                                             --------------
Net Assets-100.0%                                                                            $1,187,734,340
                                                                                             ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.)  Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(5.) When-issued security or delayed delivery to be delivered and settled after October 31, 2008. See accompanying Notes.

(6.)  Issue is in default. See accompanying Notes.

(7.)  Non-income producing security.

(8.) Illiquid security. The aggregate value of illiquid securities as of October 31, 2008 was $23,148,340, which represents 1.95% of the Fund's net assets. See accompanying Notes.

(9.) Represents the current interest rate for a variable or increasing rate security.

(10.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    1,584,761,420          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $1,584,761,420         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
AHEF      American Heritage Education Foundation
CDA       Communities Devel. Authority
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax Exempt Receipts
ECHS      Escondido Charter High School
GO        General Obligation
GP        General Purpose
HFA       Housing Finance Agency
HK-8CS    Heritage K-8 Charter School
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA     Orange County Educational Arts Academy
RIBS      Residual Interest Bonds
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                        -------------------------------
Purchased securities             $13,156,075

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $189,821,931 as of October 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2008, municipal bond holdings with a value of $314,248,916 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $231,830,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                         RATE (2)     DATE        VALUE
-----------   --------------------------------------------------------   --------   --------   -----------
$ 5,000,000   CA Austin Trust Various States Inverse Certificates ROLs     9.066%     8/1/38   $ 3,120,051
  8,125,000   CA Austin Trust Various States Inverse Certificates          8.863      2/1/42     6,553,544
 11,420,000   CA County Tobacco Securitization Agency ROLs(3)              2.252      6/1/42     5,633,829
  2,495,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)          10.814     12/1/27       747,652
  5,000,000   CA HFA (Home Mtg.) DRIVERS                                   7.650      2/1/29     2,982,800
  7,530,000   CA HFA DRIVERS                                              13.080      8/1/25     5,498,933
  3,010,000   CA HFA ROLs(3)                                               0.636      8/1/30     2,147,635
  3,020,000   CA Home Mtg. Finance Authority (Homebuyers Fund)
                 ROLs(3)                                                  14.581      8/1/43     2,005,310


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

  8,115,000   CA Home Mtg. Finance Authority (Homebuyers Fund)
                 ROLs(3)                                                   8.507      2/1/43     6,055,251
  5,740,000   CA Home Mtg. Finance Authority (Homebuyers Fund)
                 ROLs(3)                                                   8.326      2/1/49     2,698,144
  2,100,000   CA Port of Oakland ROLs(3)                                   3.880     11/1/15     1,982,967
  2,100,000   CA Port of Oakland ROLs(3)                                   4.380     11/1/17     1,918,665
  8,610,000   CA Port of Oakland ROLs(3)                                   0.880     11/1/32     3,533,286
  3,000,000   CA Statewide CDA ROLs                                       12.413      7/1/47     1,683,780
 15,610,000   CA Statewide Financing Authority Tobacco Settlement
                 ROLs(3)                                                   2.254      5/1/43     7,664,354
 29,400,000   Long Beach, CA Bond Finance Authority Natural Gas
                 ROLs(3)                                                   3.880    11/15/37    12,009,606
  2,640,000   Los Angeles, CA Harbor Dept. ROLs(3)                        14.974      8/1/25      (538,243)
  2,775,000   Los Angeles, CA Harbor Dept. ROLs(3)                        14.981      8/1/26      (669,941)
 13,970,000   Northern CA Tobacco Securitization Authority ROLs(3)         3.003      6/1/45     5,229,111
  3,145,000   Sacramento, CA Hsg. Authority ROLs                          10.699      6/1/37       960,860
 10,890,000   San Jose, CA Airport ROLs(3)                                 6.832      3/1/47     6,640,722
 10,000,000   San Jose, CA Airport ROLs(3)                                 0.330      3/1/37     4,560,600
                                                                                               -----------
                                                                                               $82,418,916
                                                                                               ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 22 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $179,011,816.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2008, securities with an aggregate market value of $2,432,880, representing 0.20% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7097% as of October 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of October 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.7097%. Details of the borrowings for the period ended October 31, 2008 are as follows:

Average Daily Loan Balance    $109,931,522
Average Daily Interest Rate          3.017%
Fees Paid                     $  9,083,822
Interest Paid                 $    555,297

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,364,924,661
                                 ==============
Gross unrealized appreciation    $      833,330
Gross unrealized depreciation      (780,996,571)
                                 --------------
Net unrealized depreciation      $ (780,163,241)
                                 ==============


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2008